Financial Instruments - Summary of Urealized Risk Management Positions (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Net	$ 3	$ 160	$ (986)
Level 2 of Fair Value Hierarchy [Member]
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	5	163
Risk Management Liability	2	3
Risk Management Net	3	160
Level 2 of Fair Value Hierarchy [Member] | Interest rate swap contract [Member]
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset		7
Risk Management Net		7
Level 2 of Fair Value Hierarchy [Member] | Commodity Price Risk [Member] | Crude Oil Contracts [Member]
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	5	156
Risk Management Liability	2	2
Risk Management Net	$ 3	154
Level 2 of Fair Value Hierarchy [Member] | Foreign Exchange [Member]
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Liability		1
Risk Management Net		$ (1)